Goodwill - Schedule of Impairment Testing Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	$ 119,282	$ 67,260
Liquor Retail
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	24,338	24,338
Cannabis Retail
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	38,624	38,624
Cannabis Retail Franchise Group
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	4,298	$ 4,298
Cannabis Operations - Valens
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	$ 52,022